SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 58.7%
Communication Services - 2.2%
Advertising - 0.2%
Omnicom Group, Inc.	25,232	$2,152,037

Alternative Carriers - 0.1%
Liberty Global Ltd. - Class A (a)	18,226	232,199
Liberty Global Ltd. - Class C (a)	18,202	223,885
Lumen Technologies, Inc. (a)	47,318	336,431
		792,515
Broadcasting - 0.3%
AMC Networks, Inc. - Class A (a)	26,009	212,493
Entravision Communications Corp. - Class A	67,894	210,471
Fox Corp. - Class A	15,237	858,453
Fox Corp. - Class B	10,813	559,356
Nexstar Media Group, Inc.	2,090	524,632
Sinclair, Inc.	14,734	240,754
TEGNA, Inc.	11,861	248,488
		2,854,647
Cable & Satellite - 0.0% (b)
Sirius XM Holdings, Inc.	12,755	280,100

Integrated Telecommunication Services - 1.2%
AT&T, Inc.	122,512	3,431,561
Comcast Corp. - Class A	198,646	6,150,080
Verizon Communications, Inc.	72,315	3,625,874
		13,207,515
Interactive Home Entertainment - 0.3%
Electronic Arts, Inc.	17,905	3,591,206

Interactive Media & Services - 0.1%
Match Group, Inc.	18,592	587,507
Shutterstock, Inc.	10,844	182,179
Yelp, Inc. (a)	8,280	184,561
Ziff Davis, Inc. (a)	5,883	159,312
		1,113,559
Movies & Entertainment - 0.0% (b)
Cinemark Holdings, Inc.	7,899	223,068

Publishing - 0.0% (b)
John Wiley & Sons, Inc. - Class A	6,999	217,109
Scholastic Corp.	6,096	211,958
		429,067

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Wireless Telecommunication Services - 0.0% (b)
Spok Holdings, Inc.	15,215	$184,710
Total Communication Services		24,828,424

Consumer Discretionary - 9.0%
Apparel Retail - 0.6%
Abercrombie & Fitch Co. - Class A (a)	3,386	331,151
American Eagle Outfitters, Inc.	12,397	304,594
Buckle, Inc.	4,102	219,662
Caleres, Inc.	15,317	182,119
Designer Brands, Inc. - Class A	28,446	202,536
Gap, Inc.	14,819	415,525
Ross Stores, Inc.	21,588	4,439,356
Shoe Carnival, Inc.	9,844	198,750
Zumiez, Inc. (a)	8,207	215,188
		6,508,881
Apparel, Accessories & Luxury Goods - 0.4%
Capri Holdings Ltd. (a)	10,428	213,878
G-III Apparel Group Ltd.	6,606	202,078
Movado Group, Inc.	8,368	208,782
PVH Corp.	3,650	250,390
Ralph Lauren Corp.	2,758	1,000,051
Tapestry, Inc.	14,424	2,242,499
VF Corp.	23,034	447,320
		4,564,998
Automobile Manufacturers - 0.0% (b)
Thor Industries, Inc.	3,331	320,209
Winnebago Industries, Inc.	4,155	165,743
		485,952
Automotive Parts & Equipment - 0.2%
Adient PLC (a)	8,625	209,760
Aptiv PLC (a)	14,414	1,060,006
Gentex Corp.	15,542	363,683
Gentherm, Inc. (a)	6,262	205,206
LCI Industries	1,746	232,567
Lear Corp.	3,360	441,000
Standard Motor Products, Inc.	4,714	187,051
		2,699,273
Automotive Retail - 1.0%
Advance Auto Parts, Inc.	3,816	202,897
AutoNation, Inc. (a)	1,801	351,483
AutoZone, Inc. (a)	1,168	4,386,517
Group 1 Automotive, Inc.	986	321,180

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Monro, Inc.	10,305	$221,867
Murphy USA, Inc.	1,210	472,795
O'Reilly Automotive, Inc. (a)	60,168	5,648,572
Penske Automotive Group, Inc.	1,506	237,225
Sonic Automotive, Inc. - Class A	3,331	208,920
		12,051,456
Broadline Retail - 0.4%
Dillard's, Inc. - Class A	316	190,481
eBay, Inc.	35,561	3,231,072
Etsy, Inc. (a)	7,968	437,284
Kohl's Corp.	11,129	182,182
Macy's, Inc.	18,447	364,882
		4,405,901
Casinos & Gaming - 0.1%
Boyd Gaming Corp.	3,634	302,458
Brightstar Lottery PLC	14,130	191,603
Golden Entertainment, Inc.	7,423	214,525
MGM Resorts International (a)	6,224	229,417
Monarch Casino & Resort, Inc.	2,155	207,095
Red Rock Resorts, Inc. - Class A	3,181	192,609
		1,337,707
Computer & Electronics Retail - 0.1%
Best Buy Co., Inc.	12,791	792,658

Distributors - 0.2%
Genuine Parts Co.	9,108	1,086,220
LKQ Corp.	17,815	589,855
Pool Corp.	2,338	531,147
		2,207,222
Education Services - 0.1%
Covista, Inc. (a)	3,179	311,542
Graham Holdings Co. - Class B	217	228,547
Grand Canyon Education, Inc. (a)	2,171	345,341
Laureate Education, Inc. (a)	9,243	298,919
Perdoceo Education Corp.	6,492	216,508
Strategic Education, Inc.	2,497	205,453
		1,606,310
Footwear - 0.0% (b)
Crocs, Inc. (a)	3,702	335,808
Steven Madden Ltd.	5,600	202,160
		537,968
Home Furnishings - 0.1%
Ethan Allen Interiors, Inc.	8,580	195,452

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
La-Z-Boy, Inc.	5,315	$189,852
Leggett & Platt, Inc.	15,961	186,424
Mohawk Industries, Inc. (a)	3,351	419,780
		991,508
Home Improvement Retail - 1.3%
Home Depot, Inc.	22,813	8,685,365
Lowe's Cos., Inc.	23,748	6,283,009
		14,968,374
Homebuilding - 1.0%
Cavco Industries, Inc. (a)	687	396,578
Century Communities, Inc.	2,985	200,682
DR Horton, Inc.	17,205	2,759,510
KB Home	4,325	274,984
Lennar Corp. - Class A	13,365	1,528,421
Lennar Corp. - Class B	2,080	221,998
NVR, Inc. (a)	178	1,338,167
PulteGroup, Inc.	12,507	1,715,961
Taylor Morrison Home Corp. (a)	6,434	423,936
Toll Brothers, Inc.	6,318	993,442
TopBuild Corp. (a)	1,904	853,563
Tri Pointe Homes, Inc. (a)	6,261	289,884
		10,997,126
Homefurnishing Retail - 0.2%
Haverty Furniture Cos., Inc.	7,633	181,742
Williams-Sonoma, Inc.	7,850	1,614,352
		1,796,094
Hotels, Resorts & Cruise Lines - 1.1%
Booking Holdings, Inc.	1,453	6,159,775
Choice Hotels International, Inc. (c)	1,937	204,063
Hilton Worldwide Holdings, Inc.	7,656	2,386,988
Marriott International, Inc. - Class A	7,465	2,551,014
Marriott Vacations Worldwide Corp.	3,663	238,132
Travel + Leisure Co.	2,816	207,539
Wyndham Hotels & Resorts, Inc.	5,307	434,113
		12,181,624
Household Appliances - 0.0% (b)
Cricut, Inc. - Class A	46,164	198,505
Whirlpool Corp.	2,313	158,279
		356,784
Leisure Facilities - 0.1%
United Parks & Resorts, Inc. (a)(c)	5,535	192,563
Vail Resorts, Inc. (c)	2,603	353,513
		546,076

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Leisure Products - 0.2%
Acushnet Holdings Corp. (c)	2,016	$206,297
Brunswick Corp.	4,769	379,708
Hasbro, Inc.	4,472	445,366
Malibu Boats, Inc. - Class A (a)	5,916	171,919
MasterCraft Boat Holdings, Inc. (a)	8,883	192,806
Polaris, Inc.	3,627	220,304
Smith & Wesson Brands, Inc.	17,488	208,107
Sturm Ruger & Co., Inc.	5,432	203,374
YETI Holdings, Inc. (a)	5,846	255,529
		2,283,410
Motorcycle Manufacturers - 0.0% (b)
Harley-Davidson, Inc.	10,018	180,324

Other Specialty Retail - 0.5%
Academy Sports & Outdoors, Inc.	4,798	288,504
Build-A-Bear Workshop, Inc.	3,367	163,838
Dick's Sporting Goods, Inc.	4,506	917,557
National Vision Holdings, Inc. (a)	7,524	202,922
Signet Jewelers Ltd.	2,967	285,396
Tractor Supply Co.	37,468	1,942,341
Ulta Beauty, Inc. (a)	2,948	2,018,761
Winmark Corp.	476	217,170
		6,036,489
Restaurants - 1.3%
Darden Restaurants, Inc. (c)	3,767	805,573
Dine Brands Global, Inc.	5,807	179,785
Domino's Pizza, Inc.	1,130	454,836
El Pollo Loco Holdings, Inc. (a)	19,668	217,528
McDonald's Corp.	22,432	7,650,658
Papa John's International, Inc.	5,987	187,692
Restaurant Brands International, Inc.	11,138	798,706
Starbucks Corp.	31,945	3,131,249
Yum! Brands, Inc.	9,347	1,571,792
		14,997,819
Specialized Consumer Services - 0.1%
Carriage Services, Inc.	4,668	215,055
H&R Block, Inc.	10,071	308,374
Service Corp. International	4,798	403,895
		927,324
Total Consumer Discretionary		103,461,278

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Consumer Staples - 6.5%
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	16,942	$1,169,676
Ingredion, Inc.	4,531	532,211
		1,701,887
Brewers - 0.1%
Boston Beer Co., Inc. - Class A (a)	879	199,340
Molson Coors Beverage Co. - Class B	11,383	557,653
		756,993
Consumer Staples Merchandise Retail - 0.2%
Dollar General Corp.	7,633	1,192,580
Dollar Tree, Inc. (a)	13,487	1,705,836
		2,898,416
Distillers & Vintners - 0.2%
Brown-Forman Corp. - Class A	6,835	200,675
Brown-Forman Corp. - Class B	9,649	278,470
Constellation Brands, Inc. - Class A	9,730	1,535,978
		2,015,123
Food Distributors - 0.3%
Sysco Corp.	33,399	3,044,653

Food Retail - 0.3%
Albertsons Cos., Inc. - Class A	26,636	476,784
Kroger Co.	39,058	2,665,318
Weis Markets, Inc.	2,777	188,170
		3,330,272
Household Products - 1.4%
Central Garden & Pet Co. (a)	5,808	227,616
Clorox Co.	8,339	1,060,387
Colgate-Palmolive Co.	50,687	5,025,109
Procter & Gamble Co.	54,383	9,092,838
Reynolds Consumer Products, Inc.	8,250	204,682
		15,610,632
Packaged Foods & Meats - 1.0%
Calavo Growers, Inc.	7,987	214,371
Cal-Maine Foods, Inc.	2,876	250,528
Campbell's Co. (c)	12,810	345,230
Hershey Co.	9,412	2,223,867
Hormel Foods Corp.	20,238	518,093
J & J Snack Foods Corp.	2,385	207,638
J M Smucker Co.	3,445	399,448
John B Sanfilippo & Son, Inc.	2,579	213,051
Marzetti Co.	1,360	223,502

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
McCormick & Co., Inc.	8,517	$605,048
Mondelez International, Inc. - Class A	90,364	5,564,615
Pilgrim's Pride Corp.	5,333	230,172
Tootsie Roll Industries, Inc.	5,295	223,608
Tyson Foods, Inc. - Class A	9,830	638,852
		11,858,023
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	8,373	916,592
Herbalife Ltd. (a)	12,083	235,860
Medifast, Inc. (a)	22,690	238,926
Nu Skin Enterprises, Inc. - Class A	19,481	165,199
		1,556,577
Soft Drinks & Non-alcoholic Beverages - 1.5%
Coca-Cola Co.	101,845	8,306,478
Coca-Cola Consolidated, Inc.	3,947	798,873
Keurig Dr Pepper, Inc.	43,594	1,320,026
National Beverage Corp. (a)	5,715	207,740
PepsiCo, Inc.	42,687	7,245,692
		17,878,809
Tobacco - 1.3%
Altria Group, Inc.	94,891	6,551,275
Philip Morris International, Inc.	44,044	8,228,740
		14,780,015
Total Consumer Staples		75,431,400

Energy - 4.4%
Coal & Consumable Fuels - 0.0% (b)
Peabody Energy Corp.	8,370	263,990

Integrated Oil & Gas - 1.7%
Chevron Corp.	45,610	8,518,124
Exxon Mobil Corp.	74,279	11,327,547
		19,845,671
Oil & Gas Drilling - 0.0% (b)
Helmerich & Payne, Inc.	6,722	236,749

Oil & Gas Equipment & Services - 0.2%
Cactus, Inc. - Class A	4,450	240,300
Halliburton Co.	58,552	2,107,872
RPC, Inc.	36,898	214,377
		2,562,549
Oil & Gas Exploration & Production - 0.9%
APA Corp.	24,513	744,460

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
CNX Resources Corp. (a)	5,216	$217,925
ConocoPhillips	59,127	6,708,549
Devon Energy Corp.	40,229	1,751,168
Murphy Oil Corp.	9,983	330,936
SandRidge Energy, Inc.	12,569	220,335
		9,973,373
Oil & Gas Refining & Marketing - 0.8%
CVR Energy, Inc. (a)	8,638	208,694
Marathon Petroleum Corp.	9,452	1,873,481
PBF Energy, Inc. - Class A	5,954	211,963
Phillips 66	12,889	1,989,159
Valero Energy Corp.	19,772	4,046,142
World Kinect Corp.	7,386	184,281
		8,513,720
Oil & Gas Storage & Transportation - 0.8%
Antero Midstream Corp.	23,448	527,111
Ardmore Shipping Corp.	16,395	268,550
Cheniere Energy, Inc.	7,292	1,718,943
DHT Holdings, Inc.	14,561	283,794
Dorian LPG Ltd.	6,866	253,973
FLEX LNG Ltd.	7,763	212,085
International Seaways, Inc.	3,445	260,201
Kinder Morgan, Inc.	67,200	2,235,744
Scorpio Tankers, Inc.	3,156	249,577
Teekay Corp. Ltd.	20,115	260,489
Teekay Tankers Ltd.	3,196	250,151
Williams Cos., Inc.	41,963	3,135,475
		9,656,093
Total Energy		51,052,145

Financials - 7.3%
Asset Management & Custody Banks - 0.3%
Ameriprise Financial, Inc.	1,947	915,324
Northern Trust Corp.	4,300	615,287
State Street Corp.	6,229	801,174
T Rowe Price Group, Inc.	5,412	512,137
		2,843,922
Commercial & Residential Mortgage Finance - 0.1%
PennyMac Financial Services, Inc.	2,662	244,717
Radian Group, Inc.	7,436	256,691
Waterstone Financial, Inc.	13,369	238,102
		739,510

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Consumer Finance - 0.1%
Ally Financial, Inc.	6,079	$239,756
Credit Acceptance Corp. (a)(c)	490	231,858
Navient Corp.	24,687	216,999
PRA Group, Inc. (a)	20,941	329,821
Synchrony Financial	8,041	555,713
		1,574,147
Diversified Banks - 2.3%
Bank of America Corp.	91,798	4,574,294
Citigroup, Inc.	28,020	3,087,524
Fifth Third Bancorp	14,287	706,778
First Citizens BancShares, Inc. - Class A	197	373,936
JPMorgan Chase & Co.	34,034	10,220,410
KeyCorp	20,379	422,660
PNC Financial Services Group, Inc.	8,043	1,707,931
US Bancorp	31,875	1,742,288
Wells Fargo & Co.	45,658	3,718,844
		26,554,665
Diversified Financial Services - 0.0% (b)
Equitable Holdings, Inc.	6,593	265,171
Jackson Financial, Inc. - Class A	2,138	234,068
		499,239
Financial Exchanges & Data - 0.3%
CME Group, Inc.	7,248	2,315,736
Donnelley Financial Solutions, Inc. (a)	5,290	263,231
MSCI, Inc.	1,724	985,835
		3,564,802
Insurance Brokers - 0.1%
Willis Towers Watson PLC	2,036	621,326

Investment Banking & Brokerage - 0.6%
Goldman Sachs Group, Inc.	4,564	3,923,078
Morgan Stanley	18,875	3,142,876
Virtu Financial, Inc. - Class A	6,656	275,625
		7,341,579
Life & Health Insurance - 0.3%
Aflac, Inc.	10,578	1,194,574
Brighthouse Financial, Inc. (a)	3,937	236,141
Genworth Financial, Inc. (a)	28,479	240,363
MetLife, Inc.	12,634	910,532
Principal Financial Group, Inc.	4,862	463,932
Prudential Financial, Inc.	8,656	851,577
		3,897,119

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Multi-Sector Holdings - 1.0%
Berkshire Hathaway, Inc. - Class B (a)	22,883	$11,554,771

Property & Casualty Insurance - 0.9%
Allstate Corp.	5,746	1,232,632
American International Group, Inc.	12,179	980,288
Arch Capital Group Ltd. (a)	7,678	768,952
Assured Guaranty Ltd.	2,882	248,457
Chubb Ltd.	6,566	2,238,087
Cincinnati Financial Corp.	3,268	535,887
Hartford Insurance Group, Inc.	5,975	841,459
Loews Corp.	3,641	400,583
Markel Group, Inc. (a)	275	569,929
Old Republic International Corp.	6,166	264,336
Travelers Cos., Inc.	4,858	1,499,373
W R Berkley Corp.	6,329	453,789
		10,033,772
Regional Banks - 0.6%
Bank OZK	4,992	232,427
BCB Bancorp, Inc.	30,267	242,136
Capitol Federal Financial, Inc.	32,988	236,854
Citizens Financial Group, Inc.	9,446	568,555
Eagle Bancorp, Inc.	8,938	227,472
East West Bancorp, Inc.	3,045	333,275
Hilltop Holdings, Inc.	6,349	237,643
Kearny Financial Corp.	30,822	235,788
M&T Bank Corp.	3,313	718,855
Midland States Bancorp, Inc.	10,436	230,949
Northeast Community Bancorp, Inc.	10,024	242,581
Northfield Bancorp, Inc.	18,071	241,067
OceanFirst Financial Corp.	12,596	227,484
Preferred Bank	2,837	248,862
RBB Bancorp	11,432	245,788
Regions Financial Corp.	18,686	520,031
Truist Financial Corp.	26,981	1,330,433
		6,320,200
Transaction & Payment Processing Services - 0.7%
Cass Information Systems, Inc.	4,417	196,026
International Money Express, Inc. (a)	13,224	208,675
Marqeta, Inc. - Class A (a)	50,546	194,097
Visa, Inc. - Class A	22,788	7,295,350

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Western Union Co. (c)	25,670	$247,202
		8,141,350
Total Financials		83,686,402

Health Care - 9.2%
Biotechnology - 2.0%
AbbVie, Inc.	41,367	9,600,453
Amgen, Inc.	9,597	3,725,172
Biogen, Inc. (a)	9,756	1,871,396
Gilead Sciences, Inc.	46,952	6,993,501
Halozyme Therapeutics, Inc. (a)	7,766	539,970
Moderna, Inc. (a)(c)	13,241	709,320
		23,439,812
Health Care Distributors - 1.0%
Cardinal Health, Inc.	17,045	3,907,225
Henry Schein, Inc. (a)	7,805	643,054
McKesson Corp.	7,450	7,355,907
		11,906,186
Health Care Equipment - 1.4%
Abbott Laboratories	63,744	7,416,614
Edwards Lifesciences Corp. (a)	9,455	817,574
Hologic, Inc. (a)	15,770	1,188,427
Medtronic PLC	62,388	6,092,812
		15,515,427
Health Care Facilities - 0.3%
HCA Healthcare, Inc.	5,682	3,009,755
Select Medical Holdings Corp.	13,370	200,149
Universal Health Services, Inc. - Class B	3,595	740,930
		3,950,834
Health Care Services - 0.7%
Chemed Corp.	992	406,730
Cigna Group	5,781	1,675,449
CVS Health Corp.	38,985	3,114,901
DaVita, Inc. (a)(c)	1,316	205,691
Labcorp Holdings, Inc.	5,840	1,688,461
National Research Corp.	13,294	178,273
Quest Diagnostics, Inc.	3,766	798,053
		8,067,558
Health Care Supplies - 0.1%
Align Technology, Inc. (a)	4,976	945,938
Utah Medical Products, Inc.	3,278	218,347
		1,164,285

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	20,000	$2,427,600
Bio-Rad Laboratories, Inc. - Class A (a)	1,320	367,541
IQVIA Holdings, Inc. (a)	7,032	1,257,392
Medpace Holdings, Inc. (a)	1,741	786,514
Mettler-Toledo International, Inc. (a)	1,459	1,994,001
		6,833,048
Managed Health Care - 0.2%
Elevance Health, Inc.	4,766	1,525,120
Humana, Inc.	2,917	555,805
Progyny, Inc. (a)	8,964	158,573
		2,239,498
Pharmaceuticals - 2.9%
Amphastar Pharmaceuticals, Inc. (a)	7,023	142,075
Atea Pharmaceuticals, Inc. (a)	49,514	231,726
Bristol-Myers Squibb Co.	107,806	6,723,860
Innoviva, Inc. (a)	9,580	219,957
Johnson & Johnson	44,820	11,134,633
Merck & Co., Inc.	65,192	8,072,073
Pfizer, Inc.	246,565	6,817,522
SIGA Technologies, Inc.	30,343	196,319
		33,538,165
Total Health Care		106,654,813

Industrials - 12.0%
Aerospace & Defense - 2.3%
General Dynamics Corp.	16,842	6,013,436
L3Harris Technologies, Inc.	6,864	2,502,203
Lockheed Martin Corp.	10,475	6,893,388
Northrop Grumman Corp.	8,618	6,242,707
RTX Corp.	19,765	4,004,784
Textron, Inc.	13,040	1,286,396
		26,942,914
Agricultural & Farm Machinery - 0.1%
AGCO Corp.	3,980	543,270
CNH Industrial NV	27,735	341,141
Toro Co.	6,756	667,898
		1,552,309
Air Freight & Logistics - 1.2%
CH Robinson Worldwide, Inc.	7,591	1,406,233
Expeditors International of Washington, Inc.	9,381	1,360,526
FedEx Corp.	12,795	4,951,665
Hub Group, Inc. - Class A	4,136	178,138

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
United Parcel Service, Inc. - Class B	47,590	$5,518,536
		13,415,098
Building Products - 0.6%
A O Smith Corp.	7,447	580,866
Allegion PLC	5,809	936,120
American Woodmark Corp. (a)	3,142	157,414
Apogee Enterprises, Inc.	5,059	201,449
Builders FirstSource, Inc. (a)	7,313	762,673
Carlisle Cos., Inc.	2,622	1,035,087
Fortune Brands Innovations, Inc.	7,840	426,026
Gibraltar Industries, Inc. (a)	3,889	176,872
Griffon Corp.	2,842	242,252
Hayward Holdings, Inc. (a)	14,073	225,168
Insteel Industries, Inc.	5,789	215,814
Lennox International, Inc.	2,033	1,158,688
Masco Corp.	13,968	1,000,388
UFP Industries, Inc.	3,914	402,790
		7,521,607
Cargo Ground Transportation - 0.2%
ArcBest Corp.	1,890	194,027
Landstar System, Inc.	2,236	364,356
Old Dominion Freight Line, Inc.	11,194	2,272,942
		2,831,325
Commercial Printing - 0.0% (b)
Ennis, Inc.	10,147	214,203

Construction & Engineering - 0.1%
AECOM	9,305	911,704

Construction Machinery & Heavy Transportation Equipment - 1.3%
Allison Transmission Holdings, Inc.	5,888	737,766
Caterpillar, Inc.	11,522	8,558,887
Douglas Dynamics, Inc.	5,227	240,024
Oshkosh Corp.	4,247	722,075
PACCAR, Inc.	33,309	4,199,932
Wabash National Corp.	18,170	184,426
		14,643,110
Data Processing & Outsourced Services - 0.1%
CSG Systems International, Inc.	2,572	205,503
Genpact Ltd.	12,879	511,554
Maximus, Inc.	3,854	291,401
TTEC Holdings, Inc. (a)(c)	64,242	160,605
		1,169,063

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Diversified Support Services - 0.0% (b)
Healthcare Services Group, Inc. (a)	10,581	$230,348

Electrical Components & Equipment - 0.6%
Acuity, Inc.	2,182	658,069
Atkore, Inc.	2,925	189,277
Emerson Electric Co.	36,673	5,528,455
Sensata Technologies Holding PLC	10,303	384,714
		6,760,515
Environmental & Facilities Services - 0.0% (b)
ABM Industries, Inc.	4,433	197,268

Human Resource & Employment Services - 0.6%
Automatic Data Processing, Inc.	25,845	5,540,134
Kelly Services, Inc. - Class A	18,959	184,092
Korn Ferry	3,714	232,756
Paycom Software, Inc.	3,974	500,049
		6,457,031
Industrial Conglomerates - 1.1%
3M Co.	35,977	5,947,718
Honeywell International, Inc.	27,500	6,698,725
		12,646,443
Industrial Machinery & Supplies & Components - 1.2%
Albany International Corp. - Class A	3,589	206,906
Donaldson Co., Inc.	8,042	745,976
Enerpac Tool Group Corp.	4,833	197,186
Illinois Tool Works, Inc.	17,914	5,206,346
ITT, Inc.	5,780	1,169,930
Kennametal, Inc.	5,191	209,093
Lincoln Electric Holdings, Inc.	3,554	1,020,176
Luxfer Holdings PLC	13,069	168,198
Omega Flex, Inc.	5,530	198,693
Otis Worldwide Corp.	27,631	2,557,525
Snap-on, Inc.	3,439	1,324,772
Timken Co.	4,407	477,631
Worthington Enterprises, Inc.	3,548	198,723
		13,681,155
Marine Transportation - 0.1%
Costamare, Inc.	12,580	221,031
Genco Shipping & Trading Ltd.	9,897	238,023
Matson, Inc.	2,071	344,055
		803,109

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Office Services & Supplies - 0.0% (b)
ACCO Brands Corp.	50,797	$206,744
HNI Corp.	4,551	204,613
		411,357
Passenger Ground Transportation - 0.0% (b)
Avis Budget Group, Inc. (a)(c)	1,989	193,748
Hertz Global Holdings, Inc. (a)(c)	46,692	211,982
		405,730
Rail Transportation - 1.3%
CSX Corp.	122,917	5,247,327
Norfolk Southern Corp.	7,414	2,333,482
Union Pacific Corp.	25,926	6,869,871
		14,450,680
Research & Consulting Services - 0.5%
Booz Allen Hamilton Holding Corp.	9,041	712,702
CRA International, Inc.	1,125	194,243
Exponent, Inc.	3,667	266,884
FTI Consulting, Inc. (a)	2,184	359,093
Huron Consulting Group, Inc. (a)	1,240	175,336
Jacobs Solutions, Inc.	8,318	1,146,719
KBR, Inc.	9,644	407,266
Legalzoom.com, Inc. (a)	27,735	194,977
Leidos Holdings, Inc.	8,785	1,538,254
Science Applications International Corp.	3,709	342,192
		5,337,666
Security & Alarm Services - 0.0% (b)
Brink's Co.	2,970	346,807

Trading Companies & Distributors - 0.7%
BlueLinx Holdings, Inc. (a)	2,677	176,468
Core & Main, Inc. - Class A (a)	6,522	353,231
Ferguson Enterprises, Inc.	12,989	3,387,012
Global Industrial Co.	6,325	208,598
MSC Industrial Direct Co., Inc. - Class A	2,869	269,227
WW Grainger, Inc.	2,742	3,138,850
		7,533,386
Total Industrials		138,462,828

Information Technology - 4.8%
Application Software - 0.0% (b)
Consensus Cloud Solutions, Inc. (a)	8,910	268,013
Dropbox, Inc. - Class A (a)	13,594	339,714
		607,727

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Communications Equipment - 0.7%
Cisco Systems, Inc.	99,518	$7,907,700
NETGEAR, Inc. (a)	9,809	202,262
		8,109,962
Electronic Equipment & Instruments - 0.1%
Cognex Corp.	11,365	618,256
Vontier Corp.	10,208	417,711
		1,035,967
Electronic Manufacturing Services - 0.4%
CTS Corp.	3,827	201,530
Flex Ltd. (a)	29,437	1,855,120
IPG Photonics Corp. (a)	2,071	272,481
Jabil, Inc.	7,670	2,032,473
Methode Electronics, Inc.	11,800	99,828
		4,461,432
Internet Services & Infrastructure - 0.2%
Akamai Technologies, Inc. (a)	10,872	1,069,696
VeriSign, Inc.	5,949	1,356,015
		2,425,711
IT Consulting & Other Services - 0.3%
Amdocs Ltd.	9,010	628,898
Cognizant Technology Solutions Corp. - Class A	37,011	2,384,619
		3,013,517
Semiconductor Materials & Equipment - 0.0% (b)
Kulicke & Soffa Industries, Inc.	3,646	254,199

Semiconductors - 0.8%
Cirrus Logic, Inc. (a)	3,572	504,081
Diodes, Inc. (a)	3,450	235,394
Microchip Technology, Inc.	17,632	1,316,052
NVE Corp.	3,175	218,567
Power Integrations, Inc.	4,275	204,858
Qorvo, Inc. (a)	6,059	502,291
QUALCOMM, Inc.	44,707	6,364,489
Skyworks Solutions, Inc. (c)	4,761	283,660
		9,629,392
Systems Software - 0.1%
A10 Networks, Inc.	11,698	225,303
Adeia, Inc.	11,625	240,521
Dolby Laboratories, Inc. - Class A	3,880	258,292
Qualys, Inc. (a)	2,665	246,433
Teradata Corp. (a)	7,591	239,041
		1,209,590

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Technology Distributors - 0.1%
Arrow Electronics, Inc. (a)	3,288	$500,302
PC Connection, Inc.	3,354	204,426
ScanSource, Inc. (a)	4,628	170,218
		874,946
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	73,420	19,396,096
Dell Technologies, Inc. - Class C	21,117	3,127,005
NetApp, Inc.	14,104	1,396,719
		23,919,820
Total Information Technology		55,542,263

Materials - 3.2%
Commodity Chemicals - 0.1%
Cabot Corp.	3,253	247,684
LyondellBasell Industries NV - Class A	15,992	919,860
Olin Corp.	8,247	209,226
		1,376,770
Construction Materials - 0.0% (b)
Eagle Materials, Inc.	2,261	506,012

Diversified Chemicals - 0.0% (b)
Huntsman Corp.	14,998	189,725

Fertilizers & Agricultural Chemicals - 0.5%
American Vanguard Corp. (a)	38,740	178,591
CF Industries Holdings, Inc.	11,428	1,137,543
Corteva, Inc.	46,300	3,709,556
Mosaic Co.	21,540	599,674
Scotts Miracle-Gro Co. (c)	3,146	220,597
		5,845,961
Forest Products - 0.0% (b)
Louisiana-Pacific Corp.	4,089	346,502

Gold - 0.0% (b)
Caledonia Mining Corp. PLC	8,784	278,804

Industrial Gases - 0.7%
Linde PLC	15,091	7,667,435

Metal, Glass & Plastic Containers - 0.1%
Crown Holdings, Inc.	3,673	420,926
Greif, Inc. - Class A	2,734	198,680

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Greif, Inc. - Class B	2,269	$198,265
		817,871
Paper & Plastic Packaging Products & Materials - 0.3%
Avery Dennison Corp.	5,269	1,034,568
Packaging Corp. of America	5,993	1,391,215
Sealed Air Corp.	8,704	364,524
Sonoco Products Co.	4,034	227,800
		3,018,107
Specialty Chemicals - 0.9%
Ashland, Inc.	3,442	214,643
Avient Corp.	5,638	231,553
DuPont de Nemours, Inc.	27,572	1,379,703
Eastman Chemical Co.	7,251	547,523
Ecovyst, Inc. (a)	18,777	211,617
Ingevity Corp. (a)	2,855	205,646
Minerals Technologies, Inc.	2,872	202,820
NewMarket Corp.	308	192,811
PPG Industries, Inc.	14,022	1,728,492
Sherwin-Williams Co.	14,929	5,413,106
		10,327,914
Steel - 0.6%
Alpha Metallurgical Resources, Inc. (a)	1,000	162,650
Commercial Metals Co.	7,655	561,112
Metallus, Inc. (a)	9,663	164,271
Nucor Corp.	14,672	2,595,183
Reliance, Inc.	3,559	1,123,363
Ryerson Holding Corp.	6,773	177,182
Steel Dynamics, Inc.	8,703	1,680,810
SunCoke Energy, Inc.	25,025	142,642
		6,607,213
Total Materials		36,982,314

Utilities - 0.1%
Electric Utilities - 0.0% (b)
Genie Energy Ltd. - Class B	14,468	210,220

Renewable Electricity - 0.1%
Clearway Energy, Inc. - Class A	5,973	215,147
Clearway Energy, Inc. - Class C	5,581	213,808
		428,955
Total Utilities		639,175
TOTAL COMMON STOCKS (Cost $611,418,224)		676,741,042

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value

EXCHANGE TRADED FUNDS - 40.8%
Avantis Emerging Markets Value ETF (c)	714,452	$47,268,144
Avantis International Small Cap Value ETF (c)	543,778	59,864,520
Avantis Real Estate ETF	1,239,189	58,929,633
iShares Core MSCI International Developed Markets ETF (c)	1,292,227	117,101,611
Vanguard FTSE Developed Markets ETF	1,687,076	118,500,218
Vanguard FTSE Emerging Markets ETF (c)	1,194,679	69,410,850
TOTAL EXCHANGE TRADED FUNDS (Cost $337,749,719)		471,074,976

REAL ESTATE INVESTMENT TRUSTS - 0.3%
Financials - 0.3%
Mortgage REITs - 0.3%
Adamas Trust, Inc.	31,716	261,340
Annaly Capital Management, Inc.	16,627	386,412
Apollo Commercial Real Estate Finance, Inc.	23,259	246,545
Blackstone Mortgage Trust, Inc. - Class A	12,558	241,239
Chicago Atlantic Real Estate Finance, Inc.	20,016	243,194
Chimera Investment Corp.	20,307	276,378
Claros Mortgage Trust, Inc. (a)	89,175	213,128
KKR Real Estate Finance Trust, Inc.	31,636	219,870
Ladder Capital Corp.	22,938	237,867
MFA Financial, Inc.	25,868	261,526
PennyMac Mortgage Investment Trust	20,514	251,502
Redwood Trust, Inc.	45,464	275,057
TPG RE Finance Trust, Inc.	27,802	235,205
Total Financials		3,349,263

Real Estate - 0.0% (b)
Health Care REITs - 0.0% (b)
Sila Realty Trust, Inc.	10,316	265,431

Industrial REITs - 0.0% (b)
Industrial Logistics Properties Trust	46,766	274,049
Total Real Estate		539,480
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,918,228)		3,888,743

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.2%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (d)	25,489,469	25,489,469
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $25,489,469)		25,489,469

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.60% (d)	924,353	$924,353
TOTAL MONEY MARKET FUNDS (Cost $924,353)		924,353

TOTAL INVESTMENTS - 102.1% (Cost $979,499,993)		$1,178,118,583
Liabilities in Excess of Other Assets - (2.1)%		(24,609,137)
TOTAL NET ASSETS - 100.0%		$1,153,509,446

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $24,921,761.
(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SEQUOIA GLOBAL VALUE ETF

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Sequoia Global Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	INVESTMENTS MEASURED AT NET ASSET VALUE	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$—	$676,741,042	$—	$—	$676,741,042
Exchange Traded Funds	—	471,074,976	—	—	471,074,976
Real Estate Investment Trusts	—	3,888,743			3,888,743
Investments Purchased with Proceeds from Securities Lending(a)	25,489,469	—	—	—	25,489,469
Money Market Funds	—	924,353	—	—	924,353
Total Investments	$25,489,469	$1,152,629,114	$—	$—	$1,178,118,583

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $25,489,469 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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